LEASES - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finance leases
2023	$ 409
2024	434
2025	186
2026	88
2027	36
Thereafter	181
Total lease payments	1,334
Less: imputed interest	149
Total lease liabilities	1,185
Less: current portion	367	$ 140
Long-term lease liabilities	818	408
Operating leases
2023	2,396
2024	1,992
2025	1,130
2026	1,120
2027	520
Thereafter	2,664
Total lease payments	9,822
Less: imputed interest	1,752
Total lease liabilities	8,070
Less: current portion	1,979	475
Long-term lease liabilities	6,091	2,263
Total
2023	2,805
2024	2,426
2025	1,316
2026	1,208
2027	556
Thereafter	2,845
Total lease payments	11,156
Less: imputed interest	1,901
Total lease liabilities	9,255	$ 3,286
Less: current portion	2,346
Long-term lease liabilities	$ 6,909